Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net loss	$ (25,983)	$ (22,224)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	12,266	11,680
Stock-based compensation	8,649	8,241
Foreign currency transaction loss (gain)	2,054	531
Share in net (profits) losses of associated companies	2,031	2,425
Unrealized Gain (Loss) on Investments	1,747	1,042
Acquisitions	511	0
Deferred income taxes, net and uncertain tax positions	183	2,581
Other non-cash items, net	493	(95)
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	15,461	1,081
Inventories	897	(10,123)
Other current assets and prepaid expenses	1,872	2,945
Other non-current assets	3,148	2,746
Accounts payable	(9,507)	(18,547)
Other current liabilities	(115)	1,622
Deferred revenues	(2,202)	3,387
Other non-current liabilities	(4,165)	(5,218)
Net cash provided by (used in) operating activities	7,340	(17,926)
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired	0	(16,480)
Purchase of property and equipment	(2,329)	(3,723)
Investments in short-term bank deposits	(10,000)	(12,448)
Proceeds from sale of equity method investment	20,000	111,367
Purchase of intangible assets	(658)	(311)
Other investing activities	(120)	(30)
Payments to Acquire Long-Term Investments	(4,993)	(2,453)
Net cash used in investing activities	1,900	75,922
Cash flows from financing activities
Proceeds from exercise of stock options	149	4
Payment of contingent consideration	(430)	0
Other financing activities	465	851
Net cash provided by (used in) financing activities	184	855
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(925)	(168)
Net change in cash, cash equivalents and restricted cash	8,499	58,683
Cash, cash equivalents and restricted cash, beginning of year	82,864	150,686
Cash, cash equivalents and restricted cash, end of year	91,363	209,369
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	545	3,604
Transfer of fixed assets to inventories	4,692	97
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	91,089	209,139
Restricted cash included in other current assets	274	230
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 91,363	$ 209,369